Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred
Income tax provision	$ 270,744	$ 443,582	$ 220,653
Cayman Islands [Member]
Current
Current income tax provision
Deferred
Deferred income tax provision
Hong Kong [Member]
Current
Current income tax provision
Deferred
Deferred income tax provision
China [Member]
Current
Current income tax provision	270,744	443,582	220,653
Deferred
Deferred income tax provision